THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK** — 99.9%
	Shares	Value

Consumer Discretionary — 8.9%
Abercrombie & Fitch, Cl A *	9,301	$820,534
American Eagle Outfitters	33,739	713,917
Arhaus, Cl A *	123,110	1,458,854
Cavco Industries *	1,521	527,209
Global-e Online *	19,728	781,821
Kontoor Brands	12,506	780,625
Kura Sushi USA, Cl A *	6,557	498,332
Modine Manufacturing *	17,900	1,068,630
Ollie’s Bargain Outlet Holdings *	9,749	739,852
VF	23,712	445,786
Visteon *	2,726	340,477
Wayfair, Cl A *	17,072	1,053,342

		9,229,379

Consumer Staples — 6.5%
BellRing Brands *	19,291	1,069,300
Celsius Holdings *	48,049	2,619,631
elf Beauty *	16,013	2,311,316
Freshpet *	5,839	506,592

		6,506,839

Energy — 2.7%
Weatherford International *	28,128	2,751,762

Financials — 8.0%
Evercore, Cl A	15,145	2,590,552
MGIC Investment	135,829	2,620,141
Western Alliance Bancorp	21,268	1,399,222
Wintrust Financial	16,081	1,491,513

		8,101,428

Health Care — 21.7%
Argenx ADR *	2,323	883,739
Axsome Therapeutics *	14,857	1,182,469
Biohaven *	18,930	810,204
Cabaletta Bio *	13,178	299,141
Cymabay Therapeutics *	69,722	1,646,834
Cytokinetics *	18,793	1,569,028
Day One Biopharmaceuticals *	72,399	1,057,025
Disc Medicine, Cl A *	9,107	526,020
EyePoint Pharmaceuticals *	12,053	278,545
Glaukos *	6,345	504,364
Ideaya Biosciences *	21,589	768,137
Immunocore Holdings ADR *	12,478	852,497
Immunovant *	20,455	861,769

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2023 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Health Care — continued
Intra-Cellular Therapies *	11,220	$803,576
Karuna Therapeutics *	1,906	603,268
Krystal Biotech *	8,794	1,090,984
Mirum Pharmaceuticals *	68,711	2,028,349
Nuvalent, Cl A *	13,615	1,001,928
Roivant Sciences *	32,597	366,064
RxSight *	12,778	515,209
Shockwave Medical *	2,537	483,451
TransMedics Group *	13,165	1,039,113
Vaxcyte *	17,236	1,082,421
Verona Pharma ADR *	41,786	830,706
Xenon Pharmaceuticals *	20,414	940,269

		22,025,110

Industrials — 23.8%
ArcBest	17,222	2,070,257
BWX Technologies	46,376	3,558,430
CACI International, Cl A *	3,131	1,014,006
Clean Harbors *	7,475	1,304,462
Crane	10,740	1,268,824
Federal Signal	14,847	1,139,359
Fluence Energy, Cl A *	73,300	1,748,205
FTAI Aviation	16,356	758,918
Janus International Group *	86,386	1,127,337
Parsons *	29,673	1,860,794
Regal Rexnord	9,339	1,382,359
Standex International	10,562	1,672,810
Symbotic, Cl A *	18,219	935,181
TFI International	16,742	2,276,577
Trex *	19,537	1,617,468
Xometry, Cl A *	18,608	668,213

		24,403,200

Information Technology — 22.6%
Appfolio, Cl A *	9,609	1,664,663
Axcelis Technologies *	4,282	555,333
BILL Holdings *	14,754	1,203,779
Confluent, Cl A *	32,302	755,867
Crane NXT	31,779	1,807,272
Descartes Systems Group *	14,449	1,214,583
Elastic *	13,258	1,494,177
Freshworks, Cl A *	56,872	1,335,923
HashiCorp, Cl A *	36,014	851,371
Lattice Semiconductor *	33,799	2,331,793

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2023 (Unaudited)

COMMON STOCK** — continued
	Shares	Value
Information Technology — continued
Monolithic Power Systems	5,088	$3,209,409
Onto Innovation *	4,989	762,818
SentinelOne, Cl A *	48,189	1,322,306
Sprinklr, Cl A *	51,887	624,719
Squarespace, Cl A *	21,438	707,668
Super Micro Computer *	7,358	2,091,585
Wix.com *	9,765	1,201,290

		23,134,556

Real Estate — 5.7%
DigitalBridge Group	121,347	2,128,426
SL Green Realty ‡	22,790	1,029,424
Tanger Factory Outlet Centers ‡	94,399	2,616,740

		5,774,590

Total Common Stock
(Cost $75,360,758)		101,926,864

Total Investments - 99.9%
(Cost $75,360,758)		$101,926,864

Percentages are based on Net Assets of $102,071,793.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

NIC-QH-001-1000